GLOBAL X FUNDS
(the “Trust”)

Global X E-commerce ETF (EBIZ)

SUPPLEMENT DATED NOVEMBER 18, 2019
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective November 18, 2019, the Annual Fund Operating Expenses table and the Expense Example information on pg. 63 is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.50%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.50%

1    “Other Expenses” are based on estimated amounts for the current fiscal year.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year     Three Years

$51         $160

Effective November 18, 2019 the third to last paragraph of the section entitled “Fund Management – Investment Adviser” on pg. 204 is hereby deleted in its entirety and replaced with the following:

The Global X Risk Parity ETF, Global X Scientific Beta Developed Markets ex-US ETF, Global X Scientific Beta Emerging Markets ETF and Global X E-commerce ETF, were not operational during the fiscal year ended October 31, 2018. The Management Fee for each of the Global X Risk Parity ETF, Global X Scientific Beta Developed Markets ex-US ETF and Global X Scientific Beta Emerging Markets ETF is at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.58%, 0.38% and 0.45%, respectively. The Management Fee for the Global X E-commerce ETF from its inception date on November 27, 2018 through November 17, 2019 was 0.68%, and 0.50% thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X E-commerce ETF (EBIZ)

SUPPLEMENT DATED NOVEMBER 18, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective November 18, 2019, the fourth paragraph of the section entitled “Management of the Trust - Investment Adviser” beginning on pg. 55 is replaced in its entirety with the following:

Each Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets).

Fund	Management Fee
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF	0.61%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%
Global X DAX Germany ETF	0.45%*
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%

Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncome™ Preferred ETF	0.58%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X Social Media ETF	0.65%
Global X E-commerce ETF	0.68%**
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan U.S. Sector Rotator Index ETF	0.69%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X S&P 500® Catholic Values ETF	0.29%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF	0.65%
Global X Risk Parity ETF	0.58%
Global X Scientific Beta Developed Markets ex-US ETF	0.38%
Global X Scientific Beta Emerging Markets ETF	0.45%
Global X Central America Index ETF	0.68%
Global X Central and Northern Europe ETF	0.55%
Global X Southern Europe ETF	0.55%
Global X Eastern Europe ETF	0.68%
Global X Emerging Africa ETF	0.63%
Global X Sub-Saharan Africa Index ETF	0.68%
Global X FTSE Frontier Markets ETF	0.68%
Global X FTSE Morocco 20 Index ETF	0.68%
Global X FTSE Sri Lanka Index ETF	0.68%
Global X FTSE Ukraine Index ETF	0.68%
Global X Hungary Index ETF	0.68%
Global X Kazakhstan Index ETF	0.68%
Global X Kuwait ETF	0.68%
Global X Luxembourg ETF	0.55%
Global X Slovakia Index ETF	0.68%
Global X China Mid Cap ETF	0.65%
Global X Czech Republic Index ETF	0.68%
Global X FTSE Bangladesh Index ETF	0.68%
Global X Advanced Materials ETF	0.69%
Global X Cement ETF	0.69%
Global X Land ETF	0.65%
Global X FTSE Railroads ETF	0.65%
Global X FTSE Toll Roads & Ports ETF	0.65%
* Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit expenses (other than taxes, brokerage fees, commissions and other transaction expenses, and interest and extraordinary expenses (such as litigation and indemnification expenses)) of the Global X DAX Germany ETF, so that the Fund’s Total Annual Fund Operating Expenses would not exceed 0.20% of its average daily net assets. Fees of the Global X DAX Germany ETF are not required to be waived or limited after March 1, 2020. For its services to the Global X DAX Germany ETF, the Predecessor Adviser was entitled to fees at the annual rate (stated as a percentage of the Global X DAX Germany ETF’s respective average daily net assets) of 0.45%. The Predecessor Adviser had contractually agreed to waive a portion of its management fee and/or reimburse fees or expenses to 0.20% of the average daily net assets of the Global X DAX Germany ETF until July 31, 2019.

** The Board of Trustees voted to approve a lower Management Fee for the Global X E-commerce ETF of 0.50% effective November 18, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE